INVENTORIES	12 Months Ended
Sep. 30, 2017
INVENTORIES
6.	INVENTORIES

Inventories consisted of the following:

	As of September 30,
	2016	2017
	US$	US$
Books and other goods	781	884
Paper and other raw materials	316	287
Less: inventory provisions for slow-moving and obsolescence	(126)	(307)

	971	864

Inventories provision were US$58, US$78 and US$261 for the years ended September 30, 2015, 2016 and 2017, respectively.